PNC Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated February 7, 2008

to the Equity and Fixed Income Funds

Prospectus dated September 28, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A.	Effective February 11, 2008, the section entitled “How to Buy, Sell and Exchange Fund Shares” on pages 70 and 71 is replaced with the following:

How to Buy, Sell and Exchange Fund Shares

Use the instructions on these pages if you are investing directly with PNC Funds.

If you’re investing through a financial advisor, your advisor will be able to give you instructions.

Opening or Adding to an Account

First investment	Additional Investments

You can open an account for as little as $1,000.	You can add as little as $100 at a time to your account.

By mail or express delivery

•        Complete and sign an application (if you need an application, call 800-551-2145)

•        Send the application to us at the appropriate address below, along with an investment check made out to “PNC Funds, Inc.”

•        Make out an investment check to “PNC Funds, Inc.”

•        Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

•        Sign the letter, enclose the check, and mail it to the appropriate address below

By wire

• Call 800-551-2145 for instructions before wiring any money • After wiring, follow up promptly by sending a completed application to us at the appropriate address below

•        Request your bank to wire Federal funds to:

PNC Bank

Account # 8611745905

•        Routing # 031000053

•        Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

•        Be aware that your bank may charge a fee to wire money

By phone

•        Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

•        If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask the shareholder services representative for instructions for enabling this feature on your account.

With an automatic investment plan

To set up regular investments from a bank checking account, call 800-551-2145

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

PNC Funds, Inc.

PO Box 9770

Providence, RI 02940-9770

Express, registered,

or certified

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to PNC Funds, Inc., or arrangements to pay by wire

Exchanging or Selling Shares

Exchanging into Another Fund	Selling Shares

Exchanges can be as little as $1,000 if opening a new account, or $100 if adding to an existing account. Be sure to obtain and read a current prospectus for the fund into which you are exchanging.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see “Policies About Transactions”).

By mail, express delivery or fax

•        Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund into which you are exchanging

•        Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

•        Mail or fax the letter to the appropriate address or phone number below

•        Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

•        Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•        Mail or fax the letter to the appropriate address or phone number below

By phone, wire, or ACH

• Call 800-551-2145 to request an exchange

•        Call 800-551-2145 to confirm which transaction options you have in place (see “Shareholder Services” for more details on these options):

•        Telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application

•        Wire and ACH require additional information and need to be set up in advance[1]

•        Minimum sell order for wire is $1,000, for ACH transfer $100

With an automatic plan

• Call 800-551-2145 to set up an automatic exchange plan	• Call 800-551-2145 to set up an automatic withdrawal plan

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

PNC Funds, Inc.

PO Box 9770

Providence, RI 02940-9770

Express, registered,

or certified

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

Fax:

508-599-7799

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see “Policies About Transactions”)

•	Any supporting legal documentation that may be required

B.	Effective February 11, 2008, in the section entitled “Policies About Transactions” the fifth paragraph on page 76 of the sub-section entitled “Market timing and limits on exchanges, redemptions, and purchases” which begins on page 75 is replaced with the following:

The funds may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 roundtrip transactions, with no more than 3 roundtrip transactions in a calendar quarter in a calendar year or otherwise demonstrates what the funds believe is a pattern of market timing. Trading activity is monitored on all accounts to detect any account that reaches 3 roundtrip transactions in a calendar quarter. In addition, the funds may reject or limit any purchase orders, including the purchase portion of an exchange order, from market timers or shareholders whose fund exchanges or redemptions may be disruptive to the funds.

PNC Funds, Inc.

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated February 7, 2008

to the Money Market Prospectus

dated September 28, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A.	Effective February 11, 2008, the section entitled “How to Buy, Sell and Exchange Fund Shares” on pages 18 and 19 is replaced with the following:

How to Buy, Sell and Exchange Fund Shares

Use the instructions on these pages if you are investing directly with PNC Funds.

If you’re investing through a financial advisor, your advisor will be able to give you instructions.

Opening or Adding to an Account

First investment	Additional Investments

You can open an account for as little as $1,000.	You can add as little as $100 at a time to your account.

By mail or express delivery

•        Complete and sign an application (if you need an application, call 800-551-2145)

•        Send the application to us at the appropriate address below, along with an investment check made out to “PNC Funds, Inc.”

•        Make out an investment check to “PNC Funds, Inc.”

•        Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

•        Sign the letter, enclose the check, and mail it to the appropriate address below

By wire

• Call 800-551-2145 for instructions before wiring any money • After wiring, follow up promptly by sending a completed application to us at the appropriate address below

•        Request your bank to wire Federal funds to:

PNC Bank

Account # 8611745905

•        Routing # 031000053

•        Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

•        Be aware that your bank may charge a fee to wire money

By phone

•        Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

•        If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask the shareholder services representative for instructions for enabling this feature on your account

With an automatic investment plan

To set up regular investments from a bank checking account, call 800-551-2145

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

PNC Funds, Inc.

PO Box 9770

Providence, RI 02940-9770

Express, registered,

or certified

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to PNC Funds, Inc., or arrangements to pay by wire

Exchanging or Selling Shares

Exchanging into Another Fund	Selling Shares

Exchanges can be as little as $1,000 if opening a new account, or $100 if adding to an existing account. Be sure to obtain and read a current prospectus for the fund into which you are exchanging.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see “Policies About Transactions”).

By mail, express delivery or fax

•        Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund into which you are exchanging

•        Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

•        Mail or fax the letter to the appropriate address or phone number below

•        Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

•        Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•        Mail or fax the letter to the appropriate address or phone number below

2

By phone, wire, or ACH

• Call 800-551-2145 to request an exchange

•        Call 800-551-2145 to confirm which transaction options you have in place (see “Shareholder Services” for more details on these options):

•        Telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application

•        Wire and ACH require additional information and need to be set up in advance[1]

•        Minimum sell order for wire is $1,000,

•        for ACH transfer $100

With an automatic plan

• Call 800-551-2145 to set up an automatic exchange plan	• Call 800-551-2145 to set up an automatic withdrawal plan

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

PNC Funds, Inc.

PO Box 9770

Providence, RI 02940-9770

Express, registered,

or certified

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

Fax:

508-599-7799

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see “Policies About Transactions”)

•	Any supporting legal documentation that may be required

B.	Effective February 11, 2008, in the section entitled “Policies About Transactions” the fifth paragraph on page 24 of the sub-section entitled “Market timing and limits on exchanges, redemptions, and purchases” which begins on page 23 is replaced with the following:

The funds may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 roundtrip transactions, with no more than 3 roundtrip transactions in a calendar quarter in a calendar year or otherwise demonstrates what the funds believe is a pattern of market timing. Trading activity is monitored on all accounts to detect any account that reaches 3 roundtrip transactions in a calendar quarter. In addition, the funds may reject or limit any purchase orders, including the purchase portion of an exchange order, from market timers or shareholders whose fund exchanges or redemptions may be disruptive to the funds.

3

PNC Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated February 7, 2008

to the Institutional Prospectus

dated September 28, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A.	Effective February 11, 2008, the section entitled “How to Buy, Sell and Exchange Fund Shares” on pages 83 and 84 is replaced with the following:

How to Buy, Sell and Exchange Fund Shares

Use the instructions on these pages only if you are investing directly with PNC Funds. If you’re investing through a bank or other financial adviser, follow its policies and instructions.

Opening or Adding to an Account

First investment	Additional Investments

For accounts opened directly with the funds, the minimum aggregate amount to open an account is $1 million.	For accounts opened directly with the funds, you can add as little as $100 at a time to your account.

By mail or express delivery

•        Complete and sign an application (if you need an application, call 800-551-2145)

•        Send the application to us at the appropriate address at right, along with an investment check made out to “PNC Funds, Inc.”

•        Make out an investment check to “PNC Funds, Inc.”

•        Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

•        Sign the letter, enclose the check, and mail it to the appropriate address below

By wire

• Call 800-551-2145 for instructions before wiring any money • After wiring, follow up promptly by sending a completed application to us at the appropriate address below

•        Request your bank to wire Federal funds to:

PNC Bank

Account # 8611745905

•        Routing # 031000053

•        Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

•        Be aware that your bank may charge a fee to wire money

By phone

•        Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

•        If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask the shareholder services representative for instructions for enabling this feature on your account

With an automatic investment plan

To set up regular investments from a bank checking account, call 800-551-2145

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

PNC Funds, Inc.

PO Box 9770

Providence, RI 02940-9770

Express, registered,

or certified

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to PNC Funds, Inc., or arrangements to pay by wire

2

Exchanging or Selling Shares

Exchanging into Another Fund	Selling Shares

Exchanges can be as little as $500 if opening a new account; there is no minimum if adding to an existing account. Be sure to obtain and read a current prospectus for the fund you’re exchanging into.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see “Policies About Transactions” ).
By mail, express delivery or fax

•        Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund into which you are exchanging

•        Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

•        Mail or fax the letter to the appropriate address or fax number below

•        Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

•        Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•        Mail or fax the letter to the appropriate address or fax number below

By phone, wire, or ACH

• Call 800-551-2145 to request an exchange

•        Call 800-551-2145 to confirm which transaction options you have in place (see “Shareholder Services” for more details on these options):

•        telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application

•        wire and ACH require additional information and need to be set up in advance[1]

•        minimum sell order for wire is $1,000, for ACH transfer $100

With an automatic plan

• Call 800-551-2145 to set up an automatic exchange plan	• Call 800-551-2145 to set up an automatic withdrawal plan

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

PNC Funds, Inc.

PO Box 9770

Providence, RI 02940-9770

Express, registered,

or certified

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

3

Fax:

508-599-7799

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see “Policies About Transactions”)

•	Any supporting legal documentation that may be required

B.	Effective February 11, 2008, in the section entitled “Policies About Transactions” the fifth paragraph on page 89 of the sub-section entitled “Market timing and limits on exchanges, redemptions, and purchases” which begins on page 88 is replaced with the following:

The funds may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 roundtrip transactions, with no more than 3 roundtrip transactions in a calendar quarter in a calendar year or otherwise demonstrates what the funds believe is a pattern of market timing. Trading activity is monitored on all accounts to detect any account that reaches 3 roundtrip transactions in a calendar quarter. In addition, the funds may reject or limit any purchase orders, including the purchase portion of an exchange order, from market timers or shareholders whose fund exchanges or redemptions may be disruptive to the funds.

4